Investment in Joint Ventures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Liability	$ 9,743,301	$ 9,821,489
Southland Holdings Llc [Member]
Membership in joint venture	23.33%
Investment	$ 109,461,000		$ 100,287,000
Liability	$ 733,402,000		$ 858,006,000
Southland Holdings Llc [Member] | American Bridge [Member]
Partnership interest in the joint venture.	35.00%
Liability	$ 45,400,000
Southland Holdings Llc [Member] | Forth Crossing Bridge Constructors [Member]
Partnership interest in the joint venture.	28.00%
Southland Holdings Llc [Member] | Tappan Zee Constructors [Member]
Investment	$ 104,300,000